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                                   PROSPECTUS


                                   MAY 1, 1999



                                   Government Bond Fund
                                   Corporate Bond Fund
                                   Growth Equity Fund
                                   Value Equity Fund


                                   Institutional Shares



Shares of the Funds
are offered to
investors
without any sales
charge or Rule 12b-1
(distribution) fees.


The Securities and
Exchange Commission has
not approved or
disapproved any
Fund's shares or
determined whether
this prospectus is
accurate or
complete.
Any representation
to the contrary is a
criminal offense.


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 ................................................................................
TABLE OF CONTENTS                                                              1
 ................................................................................

RISK/RETURN SUMMARY                                                            2

FEE TABLES                                                                     7

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
STRATEGIES AND PRINCIPAL RISKS                                                 9

MANAGEMENT                                                                    14

YOUR ACCOUNT                                                                  18


    How to Contact the Funds                                                  18
    General Information                                                       18
    Buying Shares                                                             19
    Selling Shares                                                            23
    Exchange Privileges                                                       26


OTHER INFORMATION                                                             27

FINANCIAL HIGHLIGHTS                                                          29



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 ................................................................................
2                                                            RISK/RETURN SUMMARY
 ................................................................................

CONCEPTS TO
UNDERSTAND

A DEBT OR FIXED INCOME             GOVERNMENT BOND FUND
SECURITY is a security
such as a bond or note that        INVESTMENT GOAL High level of income
obligates the issuer               consistent with maximum credit protection
to pay the security owner          and  moderate  fluctuation  in principal
a specified  sum of                value.
money at set  intervals as
well as repay the                  PRINCIPAL  INVESTMENT  STRATEGY The
principal  amount of the           Fund invests under normal  circumstances
security at its maturity           at least 90 percent of its total assets in a
A BOND is a debt security          portfolio  of fixed and variable  rate U.S.
with a long-term                   Government Securities,  including zero
maturity,  usually 10              coupon bonds issued or guaranteed by the
years  or  longer                  U.S. Treasury and mortgage-backed
MATURITY  means  the date          securities. The Fund invests in securities
at which a debt security           with  maturities (or average life in the case
is due and  payable                of  mortgage-backed  and similar securities)
DURATION is a measure of           ranging  from  overnight  to 30 years.  The
a security's average life          Fund seeks to  moderate fluctuations  in the
that  reflects the present         price of its shares by structuring maturities
value of the security's            of its investment  portfolio in order to
cash flow.  Prices of              maintain a duration between 75 percent
securities with longer             and 125 percent of the duration of the
durations  will  fluctuate         Lehman Brothers Government Bond Index.
more in  response to
changes in interest rates
UNITED STATES
GOVERNMENT  SECURITY is a
debt security issued by
the United States or any
of its agencies
or instrumentalities such as
the  Government  National
Mortgage Association

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 ................................................................................
 ...............................................................................3

CORPORATE BOND FUND


INVESTMENT   GOAL  High  level  of  current  income   consistent   with  capital
preservation and prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY The Fund invests under normal circumstances at least 65 percent of its total assets in corporate bonds. At least 80 percent of the Fund's total assets will be invested in securities that are rated, at the time of purchase, in one of the three highest rating categories or are unrated and determined by its sub-adviser to be of comparable quality. The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 30 years. The Fund seeks to moderate fluctuation in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Corporate Bond Index.



GROWTH EQUITY FUND


INVESTMENT GOAL Long-term capital                 CONCEPT TO UNDERSTAND
appreciation.
                                                  GROWTH  INVESTING  means
PRINCIPAL INVESTMENT STRATEGY The                 to invest in  stocks  of
Fund uses a "growth investing" style by           companies  that have
investing under normal circumstances at           exhibited  faster than
least 65 percent of its total assets in the       average earnings over
securities of domestic companies that its         the past few years and
sub-adviser believes have superior growth         are expected to continue
potential and fundamental characteristics         to show high levels of
that are significantly better than the market     profit growth
average and support internal earnings
growth capability. The Fund only invests in companies that have a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.


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 ................................................................................
4...............................................................................

CONCEPTS TO                        VALUE EQUITY FUND
UNDERSTAND
                                   INVESTMENT GOAl Long-term capital
VALUE INVESTING means to           appreciation.
invest in stocks whose
prices are low relative to         PRINCIPAL  INVESTMENT  STRATEGY  The
stocks of comparable               Fund  uses a  "value  investing"  style by
companies                          investing under normal  circumstances at
PRICE/EARNINGS RATIO               least 65 percent of its total assets in the
means the ratio of a               equity  securities of domestic  companies
company's current market           that its sub-adviser  believes are under-
capitalization divided by          priced  relative to comparable  securities
annual earnings per share          determined  by  price/earnings ratios,  cash
MARKET  CAPITALIZATION             flows or other  measures.  The Fund only
of a company means the value       invests in companies that have a
of the company's common            minimum market capitalization of $250
stock in the stock market          million at the time of purchase and seeks
COMMON STOCK is                    to  maintain  a  minimum  average  weighted
ownership shares in a              market  capitalization  of $5 billion.
corporation that are sold
initially by the corporation
and then traded by
investors

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 ................................................................................
 ...............................................................................5

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

BOND FUNDS. You could lose money on your investment in Government Bond Fund or Corporate Bond Fund (collectively the "Bond Funds") and either Bond Fund could under-perform other investments. The principal risks of investing in a Bond Fund include:

     o Each Bond Fund's share price, yield and total return could fluctuate in response to bond market movements
     o The value of most bonds could fall when interest rates rise; the longer a bond's maturity and the lower its credit quality, the more its value typically falls
     o The default of an issuer could leave the Bond Fund with unpaid interest or principal. This risk for Corporate Bond Fund is potentially greater as it can invest in bonds with a lower credit rating than Government Bond Fund
     o The Bond Funds may invest in mortgage-backed and other similar securities. A decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts
     o The sub-adviser's judgment as to the value of a bond proves to be wrong

EQUITY FUNDS. You could lose money on your investment in Growth Equity Fund or Value Equity Fund (collectively the "Equity Funds") and either Equity Fund could under-perform other investments. The principal risks of investing in an Equity Fund include:

     o    The stock market goes down
     o The stock market continues to undervalue the stocks in an Equity Fund's portfolio
     o The sub-adviser's judgment as to the value of a stock proves to be wrong
     o An Equity Fund's particular investment style falls out of favor with the market


An  investment  in any Fund is not a  deposit  of a bank and is not  insured  or
guaranteed  by  the  Federal   Deposit   Insurance   Corporation  or  any  other
governmental agency




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 ................................................................................
6...............................................................................

WHO MAY WANT TO INVEST IN THE FUNDS

You may want to purchase shares of the Bond Funds if:

     o    You seek income and more price stability than stocks offer
     o    You seek capital preservation
     o    You are pursuing a long-term goal

The Bond Funds may NOT be appropriate for you if:

     o You want an investment that pursues market trends or focuses only on particular sectors or industries
     o    You are pursuing a short-term goal or investing emergency reserves

You may want to purchase shares of the Equity Funds if:

     o You are willing to tolerate significant changes in the value of their investment
     o    You are pursuing a long-term goal
     o    You are willing to accept higher short-term risk

The Equity Funds may NOT be appropriate for you if:

     o You want an investment that pursues market trends or focuses only on particular sectors or industries
     o    You need regular income or stability of principal
     o    You are pursuing a short-term goal or investing emergency reserves


PERFORMANCE INFORMATION

Performance information is not provided as the Funds have not had a full calendar year of operations as of the date of this prospectus.



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 ................................................................................
FEE TABLES                                                                     7
 ................................................................................

The following tables describe the fees and expenses that you will pay if you invest in a Fund.

--------------------------------------------------------- -------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases            None
     Maximum Deferred Sales Charge (Load)                        None
     Maximum Sales Charge (Load) Imposed on Reinvested
     Distributions                                               None
     Redemption Fee                                              None
     Exchange Fee                                                None
--------------------------------------------------------- -------------------

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from Fund assets)

--------------------------------------------------------- -------------------
GOVERNMENT BOND FUND
     Advisory Fees                                              0.28%
     Distribution (12b-1) Fees                                   None
     Other Expenses                                             0.57%
         Shareholder Service Fees                               0.12%
         Miscellaneous                                          0.45%
     TOTAL ANNUAL FUND OPERATING EXPENSES                       0.85%
     Fee Waiver and Expense Reimbursement(2)                    0.10%
     Net Expenses                                               0.75%(3)
--------------------------------------------------------- -------------------

--------------------------------------------------------- -------------------
CORPORATE BOND FUND
     Advisory Fees                                              0.29%
     Distribution (12b-1) Fees                                   None
     Other Expenses                                             0.47%
         Shareholder Service Fees                               0.11%
         Miscellaneous                                          0.36%
     TOTAL ANNUAL FUND OPERATING EXPENSES                       0.76%
     Fee Waiver and Expense Reimbursement(2)                    0.01%
     Net Expenses                                               0.75%(3)
--------------------------------------------------------- -------------------

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 ................................................................................
8...............................................................................

--------------------------------------------------------- -------------------
GROWTH EQUITY FUND
     Advisory Fees                                              0.40%
     Distribution (12b-1) Fees                                   None
     Other Expenses                                             0.79%
         Shareholder Service Fees                               0.10%
         Miscellaneous                                          0.69%
     TOTAL ANNUAL FUND OPERATING EXPENSES                       1.19%
     Fee Waiver and Expense Reimbursement(2)                    0.19%
     Net Expenses                                               1.00%
--------------------------------------------------------- -------------------

--------------------------------------------------------- -------------------
VALUE EQUITY FUND
     Advisory Fees                                              0.40%
     Distribution (12b-1) Fees                                   None
     Other Expenses                                             0.85%
         Shareholder Service Fees                               0.10%
         Miscellaneous                                          0.75%
     TOTAL ANNUAL FUND OPERATING EXPENSES                       1.25%
     Fee Waiver and Expense Reimbursement(2)                    0.25%
     Net Expenses                                               1.00%
--------------------------------------------------------- -------------------


(1) Based on amounts incurred during the Funds' fiscal year ended December 31, 1998 as stated as a percentage of net assets.
(2) Based on certain contractual fee waivers and expense reimbursements effective through April 30, 2000.
(3)  Restated to reflect current fees.

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in a Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements), and reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:



                                           1 YEAR              3 YEARS
 ................................................................................
GOVERNMENT BOND FUND                         $87                 $273
CORPORATE BOND FUND                          $78                 $243
GROWTH EQUITY FUND                           $121                $378
VALUE EQUITY FUND                            $128                $398




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 ................................................................................
INVESTMENT OBJECTIVES, PRINCIPAL                                               9
INVESTMENT STRATEGIES AND PRINCIPAL RISKS
 ................................................................................


GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. There is no assurance that the Fund will achieve this objective.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests under normal circumstances at least 90 percent of its total assets in a portfolio of fixed and variable rate U.S. Government Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities. The Fund may invest up to 10 percent of its total assets in "investment grade" corporate debt instruments.

The Fund may not invest more than 25 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10 percent of its total assets in the securities of any other issuer.

The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. The Fund seeks to moderate fluctuations in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government Bond Index.

CORPORATE BOND FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. There is no assurance that the Fund will achieve this objective.

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 ................................................................................
10..............................................................................


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests under normal circumstances at least 65 percent of its total assets in corporate bonds. The Fund may also invest in U.S. Government securities and mortgage-backed and other similar securities of private issuers. At least 80 percent of the Fund's net assets will be in securities that are rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization such as Standard and Poor's or unrated and determined by its sub-adviser to be of comparable quality. No more than 5 percent of the Fund's total assets will be in securities rated below investment grade. The Fund's portfolio of corporate debt instruments will have a minimum weighted average rating of A.

The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 30 years. The Fund seeks to moderate fluctuation in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Corporate Bond Index.

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing under normal circumstances at least 65 percent of its total assets in the common stock of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

The Fund invests in the securities of issuers that its sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the


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 ................................................................................
 ..............................................................................11


securities of companies whose growth              CONCEPTS TO
potential is, in the sub-adviser's                UNDERSTAND
opinion, generally unrecognized or
misperceived by the market.  The  sub-            PREFERRED  STOCK is a
adviser may also look to changes in a             security  that has certain
company  that  involve a sharp increase           rights  separate from those
in earnings,  the hiring of new                   conferred by common
management or measures  taken to                  stock.  Preferred  stock
close the gap between the company's               seldom carries voting
share price and takeover/asset value.             rights, but pays dividends
The Fund may also invest in preferred             and have liquidation
stocks and securities convertible into            preference over common
common stock.  The Fund will only                 stockholders
purchase convertible securities that, at          CONVERTIBLE  SECURITY is a
the  time of purchase, are investment             security  such as  preferred
grade securities or, if unrated, are              stock or bonds that may be
determined by the sub-adviser to be of            converted into a specified
comparable quality.                               number of shares of
                                                  common stock

VALUE EQUITY FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to attain its objective by investing under normal circumstances at least 65 percent of its total assets in common stocks of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks,

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 ................................................................................
12..............................................................................

the sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and determined by the sub-adviser to be of comparable quality.


PRINCIPAL INVESTMENT RISKS


GENERALLY
There is no assurance that any Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

All investments made by the Funds have some risk. Among other things, the market value of any security in which the Funds may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth. Certain investments and investment techniques, however, have additional risks, such as the potential use of leverage by certain Funds through borrowings, securities lending, and other investment techniques.

BOND FUNDS. The value of your investment in a Bond Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the fixed income securities in which these Funds invest. Your investment in Corporate Bond Fund is also subject to the risk that the financial condition of an issuer of a security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. To limit this risk, at least 80 percent of Corporate Bond Fund's investments in corporate debt securities will be in securities rated A or better and the Fund will maintain a minimum average rating of A. An additional risk is that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. For

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 ................................................................................
 ..............................................................................13

a Bond Fund investing in mortgage-backed and similar securities, there is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' value and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's potential for losses in value.

EQUITY FUNDS. The Equity Funds may be appropriate investments if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Funds hold. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market, or the entire market. The investment style for either or both Equity Funds could fall out of favor with the market. In other words, if investors lose interest in "growth" stocks, then the net asset value of the Growth Equity Fund could also decrease. Likewise, if "value" stocks decrease in value, there could be a corresponding drop in the net asset value of the Value Equity Fund.

TEMPORARY DEFENSIVE POSITION The Funds may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. In addition, in order to respond to adverse market, economic or other conditions, the Funds may assume a temporary defensive position and invest without limit in these instruments. As a result, the Funds may be unable to achieve their investment objectives.


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 ................................................................................
14                                                                    MANAGEMENT
 ................................................................................


The business of Memorial Funds (the "Trust") and each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices, and discuss other matters affecting the Funds. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").


ADVISER

Memorial Investment Advisors, Inc. (the "Adviser"), 5847 San Felipe, Suite 4545, Houston, Texas 77057, serves as investment adviser to the Funds. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for each Fund in accordance with its investment objective, reviewing the investment strategies and policies of each Fund, and advising the Board on the selection of additional sub-advisers. In addition, the Adviser receives a fee from each Fund for the "asset allocation services" of determining the Funds' investments in its portfolios and how much of the Fund's assets to invest in each portfolio. The Adviser has entered into investment sub-advisory agreements with the sub-advisers to exercise investment discretion over the assets (or a portion of assets) of each Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.35 percent of the average daily net assets of Value Equity Fund and Growth Equity Fund and
0.23 percent of the average daily net assets of Corporate Bond Fund and Government Bond Fund.

INVESTMENT CONSULTANT


To assist it in carrying out its responsibilities, the Adviser has retained Wellesley Group, Inc., 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Funds and the sub-advisers.

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 ................................................................................
 ..............................................................................15

SUB-ADVISERS/PORTFOLIO MANAGERS


The Adviser has retained the following sub-advisers to render advisory services and make daily investment decisions for each Fund. The day-to-day management of each Fund is performed by a portfolio manager employed by each sub-adviser to that Fund. Each sub-adviser is registered or is exempt from registration as an investment adviser under the Investment Advisers Act of 1940. The sub-adviser for each Fund and its portfolio manager's business experience and educational background follow:

The Northern Trust Company ("NTC"), 50 South LaSalle Street, Chicago, Illinois 60675, manages the portfolio of Government Bond Fund. NTC presently manages approximately $236 billion in assets for endowments and foundations, corporations, public funds and insurance companies. Mr. Monty Memler, CFA, is the Fund's portfolio manager. He is a Vice President and a senior portfolio manager for NTC and has been a member of the NTC fixed income team since 1990. Mr. Memler holds a Masters in Business Administration from the University of Chicago.

Conseco Capital Management, Inc. ("CCM"), 11825 N. Pennsylvania Street, Carmel, Indiana 46032, manages the portfolio of Corporate Bond Fund. CCM presently manages approximately $35 billion for individuals, corporations, insurance companies, investment companies, pension plans, trusts, estates, as well as charitable organizations including foundations and endowments. Mr. Gregory Hahn, CFA, is the Fund's portfolio manager. He has been a Senior Vice President of CCM since 1989. Mr. Hahn holds a Masters in Business Administration from Indiana University.

Davis Hamilton Jackson & Associates, L.P. ("DHJA"), Two Houston Center, 909 Fannin Street, Suite 550, Houston, Texas 77010, manages the portfolio of Growth Equity Fund. DHJA currently manages approximately $3.5 billion for institutions and high net worth individuals and invests primarily in domestic equity securities. Mr. J. Patrick Clegg, CFA, is the Fund's portfolio manager. Prior to joining DHJA as a portfolio manager, he was a Principal and Director of Research

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 ................................................................................
16..............................................................................

at Luther King Capital Management in Fort Worth, Texas from 1991 to 1996. Mr. Clegg holds a Masters in Business Administration from the University of Texas.

Beutel, Goodman Capital Management ("BGCM"), 5847 San Felipe, Suite 4500, Houston, Texas 77057-3011, manages the portfolio of Value Equity Fund. BGCM currently manages approximately $1.5 billion in assets. Mr. John Philip Ferguson is the Fund's portfolio manager. He has served as Vice President and a member of the Investment Committee of BGCM since 1988. Mr. Ferguson received his Juris Doctor from the University of Texas Law School.


OTHER SERVICE PROVIDERS

The Forum Financial Group of companies ("Forum") provides various services to the Funds. As of March 31, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $53 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Funds' shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Funds. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Funds.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Funds' transfer agent.

 ................................................................................
 ..............................................................................17

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc., a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. Memorial Group, Inc. performs certain shareholder services not provided by Transfer Agent and is paid fees at an annual rate of 0.25 percent of the average daily net assets of the shares of the Fund owned by investors for which Memorial Group, Inc. maintains a servicing relationship.

FUND EXPENSES


The Funds pay for all of their expenses. Each Fund's expenses are comprised of expenses attributable to the particular Fund as well as expenses not attributable to any particular Fund that are allocated among the Funds. The Adviser or other service providers may waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect.

 ................................................................................
18                                                                  YOUR ACCOUNT
 ................................................................................

HOW TO CONTACT THE                 GENERAL INFORMATION
FUNDS                              You pay no sales charge to purchase or
                                   sell (redeem) shares of the Funds.  The
                                   Funds purchase and sell shares at the net
WRITE TO US AT:                    asset  value per share or NAV next
 Memorial Funds                    calculated after the Transfer Agent
 P.O. Box 446                      receives your transaction  request in
 Portland, ME  04112               proper form. If the Transfer Agent
                                   receives your  transaction  request in
TELEPHONE US TOLL-                 proper form prior to 4 p.m., your
FREE AT:                           transaction will be priced at that day's
 (888) 263-5593                    NAV.  The Funds will not accept  orders
                                   that request a  particular  day or price for
WIRE INVESTMENTS (OR               the transaction or any other special
ACH PAYMENTS) TO US                conditions.
AT:
 BankBoston                        The Funds do not issue share
 Boston, Massachusetts             certificates.
 ABA #011000390
 FOR CREDIT TO:                    You will receive annual statements and a
 Forum Shareholder                 confirmation of each  transaction.  You
 Services, LLC                     should  verify the accuracy of all
 Account # 541-54171               transactions  in your account as soon as
 Memorial Funds                    you receive your confirmation.
 (Your Name)
 (Your Account Number)             The Funds  reserve  the  right to  impose
 (Your Social Security             minimum  investment  amounts  and may
 number or tax                     temporarily  suspend  (during  unusual
 identification number)            market  conditions)  or  discontinue  any
                                   service or privilege.

 ................................................................................
 ..............................................................................19


WHEN AND HOW NAV IS DETERMINED. Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may be changed in case of an emergency. The Funds' NAV is determined by taking the market value of all securities owned by the fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Funds value securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Funds value securities at fair value.


TRANSACTIONS THROUGH THIRD PARTIES. If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Funds. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.


BUYING SHARES


All investments must be in U.S. dollars and checks must be drawn on U.S. banks.


          CHECKS. For individual or UGMA/UTMA accounts, the check must be made payable to "Memorial Funds" or to one or more owners of the account and endorsed to "Memorial Funds." For all other accounts, the check must be made payable on its face to "Memorial Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

 ................................................................................
20..............................................................................

          ACH PAYMENT. Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

          WIRES. Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS. The Funds accept payments in the following minimum amount:

-------------------------------------    ---------------------------------------
           MINIMUM INITIAL                        MINIMUM ADDITIONAL
             INVESTMENT                                INVESTMENT
-------------------------------------    ---------------------------------------
               $2,000                                    None
-------------------------------------    ---------------------------------------

Management of the Funds may choose to waive the investment minimum.

 ................................................................................
 ..............................................................................21

ACCOUNT REQUIREMENTS


------------------------------------------------------------ ---------------------------------------------------------
                    TYPE OF ACCOUNT                                              REQUIREMENT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
INDIVIDUAL,  SOLE PROPRIETORSHIP AND JOINT ACCOUNTS          o    Joint  accounts  can   have   two   or  more  owners
Individual  accounts are owned by one person,  as are             (tenenats)
sole   proprietorship  accounts.                             o    Instructions must be signed  by all persons required
                                                                  to sign (you  choose  who must sign) exactly as each
                                                                  name appears on the account
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR  (UGMA,  UTMA)                 o    Depending on  state laws, you can set up a custodial
These  custodial  accounts  provide a way to give money           account under the  Uniform Gift to Minors Act or the
to a child and obtain tax  benefits.  You can give up             Uniform Transfers to Minors Act
to $10,000 a year per child without paying Federal gift      o    The  trustee  must sign  instructions  in  a  manner
tax.                                                              indicating trustee capacity
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BUSINESS ENTITIES                                            o    For  entities  with  officers,  provide  an original
                                                                  or  certified  copy of a  resolution that identifies
                                                                  the authorized signers for the account
                                                             o    For  entities  with  partners  or  other  interested
                                                                  parties,  provide a  certified partnership agreement
                                                                  or organizational document,  or certified pages from
                                                                  the   partnership   agreement   or    organizational
                                                                  document, that  identify the partners  or interested
                                                                  parties
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
TRUSTS                                                       o    The trust  must be established before an account can
                                                                  be opened
                                                             o    Provide  a  certification  for  trust, or  the pages
                                                                  from the trust document that  identify  the trustees
------------------------------------------------------------ ---------------------------------------------------------

 ................................................................................
22..............................................................................

INVESTMENT PROCEDURES


------------------------------------------------------------ ---------------------------------------------------------
                    TO OPEN AN ACCOUNT                                           TO ADD TO YOUR ACCOUNT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BY CHECK                                                     BY CHECK
o         Call or write us for an account application         o         Fill   out   an   investment    slip   from  a
o         Complete the application                                      confirmation statement OR
o         Mail us your application and a check                o         Write a letter to us
                                                              o         Write your account number on your check
                                                              o         Mail us the slip (or your letter) and a check

BY WIRE                                                      BY WIRE
o         Call or write us for an account application         o         Call to notify us of your incoming wire
o         Complete the application                            o         Instruct your bank to wire your money to us
o         Call us and you will be assigned an account number
o         Mail us your application
o         Instruct your bank to wire your money to us

BY ACH PAYMENT
o         Call or write us for an account application
o         Complete the application
o         Call us and you will be assigned an account number
o         Mail us your application
o         Make an ACH payment
------------------------------------------------------------ ---------------------------------------------------------

 ................................................................................
 ..............................................................................23

LIMITATIONS ON PURCHASES. The Funds reserve the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS. The Funds accept checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Funds or the Transfer Agent, and the Funds may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Funds and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.


SELLING SHARES


The Funds process redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Funds have not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

 ................................................................................
24..............................................................................

--------------------------------------------------------------------------------
TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BY MAIL
     o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account number
     o         The Fund name
     o         The dollar amount or number of shares you want to sell
     o         How and where to send your  proceeds
     o         Obtain a  signature  guarantee  (if  required)
     o         Obtain  other documentation  (if required)
     o         Mail us your request and  documentation
BY WIRE
     o         Wire requests are only available if:
     o         You have elected wire redemption  privileges AND
     o         Your request is for $5,000 or more
     o Call us with your request (if you have elected telephone redemption privileges) (See "By Telephone") OR
     o         Mail us your request (See "By Mail")
BY TELEPHONE
     o Telephone requests are only available if you have elected telephone redemption privileges
     o         Call us with your request
     o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which account is registered
     o         Additional forms of identification
     o         Your proceeds will be:
     o         Mailed to you OR
     o         Wired to you(if you have elected wire redemption privileges)
               (See "By Wire")
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES. You may only request your shares by telephone if you elect telephone redemption privileges on your account application or a separate form. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

 ................................................................................
 ..............................................................................25

WIRE REDEMPTION PRIVILEGES. You may only request your shares by wire if you elect wire redemption privileges on your account application or a separate form. The minimum amount you may request by wire is $5,000. If you wish to make your wire request by telephone, you must also elect telephone redemption privileges.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Funds against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:


     o    Redemption of over $50,000 worth of shares
     o    Change the record name or address of your account
     o Redeem from your account if you have changed the address or account registration within the last 30 days
     o Sending proceeds to any person, address, brokerage firm or bank account not on record
     o Sending proceeds to an account with a different registration (name or ownership) from yours
     o Changes to distribution, telephone requests or exchange option or any other election in connection with your account


A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.

SMALL ACCOUNTS. If the value of your account falls below $2,000, the Funds may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND. The Funds reserve the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash -- if the amount requested is large enough to affect Funds operations (for example, if it represents more than 1 percent of the fund's assets).

LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address.

 ................................................................................
26..............................................................................

When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.


EXCHANGE PRIVILEGES


You may sell your Fund shares and buy Institutional Shares of any other Fund, also known as an exchange, by telephone or in writing. You may also exchange Fund shares for Institutional class shares of Daily Assets Treasury Fund (a series of the Forum Funds).
Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS. Exchanges may be made only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Funds reserve the right to limit exchanges. See "Investment Procedures - Limitations on Purchases."

--------------------------------------------------------------------------------
                              HOW TO EXCHANGE
--------------------------------------------------------------------------------
BY MAIL
     o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The names of the funds from which you are exchanging into and out of
     o    The dollar amount or number of shares you want to sell (and exchange)
     o If opening a new account, complete an account application if you are requesting different shareholder privileges
     o    Mail us your request and documentation
BY TELEPHONE
     o Telephone exchanges are only available if you have elected telephone redemption privileges
     o    Call us with your request
     o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which account is registered
     o    Additional form of identification
--------------------------------------------------------------------------------

 ................................................................................
OTHER INFORMATION                                                             27
 ................................................................................

DISTRIBUTIONS


Distributions of net investment income are declared daily and paid monthly by the Bond Funds and are declared and paid quarterly by the Equity Funds. Any net capital gain realized by a Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.


TAXES


Each Fund intends to operate in a manner so that it will not be liable for Federal income or excise tax.

Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

Distributions of capital gain and the Equity Fund's distribution of net investment income reduce the net asset value of the Funds' shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The  Funds  will  mail   reports   containing   information   about  the  Funds'
distributions during the year to you after December 31 of each year.

Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

 ................................................................................
28..............................................................................


ORGANIZATION

Memorial Funds is a Delaware business trust that is registered with the SEC as an open-end, management investment company (a "mutual fund"). The Funds are series of Memorial Funds. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. All shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or Memorial Funds.


CORE AND GATEWAY(R)


Each Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that have corresponding investment objectives and investment policies to those of the Fund.


YEAR 2000

Certain computer systems may not process date-related information properly on and after January 1, 2000. The Funds' adviser and administrator are addressing this matter for their systems. The Funds' other service providers have informed the Funds that they are taking similar measures. This matter, if not corrected, could adversely affect the services provided to the Funds or the companies in which the Funds invest and, therefore, could lower the value of your shares.

 ................................................................................
FINANCIAL HIGHLIGHTS                                                          29
 ................................................................................


The following table is intended to help you understand the Funds' Institutional shares financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG Peat Marwick LLP. The Funds' financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.

 ................................................................................
                                GOVERNMENT    CORPORATE     GROWTH      VALUE
                                   BOND         BOND        EQUITY      EQUITY
                                   FUND         FUND         FUND        FUND
                                                   Year Ended
                                12/31/98(1)  12/31/98(1) 12/31/98(1) 12/31/98(1)
 ................................................................................
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset
Value                            $10.00       $10.00       $10.00      $10.00
Income From Investment
Operations
     Net investment income         0.39         0.43         0.01        0.03
     Net gain (loss) on
     securities  (realized and     0.39         0.30         2.09       (0.81)
     unrealized)
Total From Investment
Operations                         0.78         0.73         2.10       (0.78)
Less Distributions
     From net investment
     income                       (0.39)       (0.43)       (0.01)      (0.03)
     From capital gain            (0.14)       (0.21)       (0.60)        -
Total Distributions               (0.53)       (0.64)       (0.61)      (0.03)
Ending Net Asset Value            $10.25       $10.09       $11.49      $9.19
 ................................................................................
OTHER INFORMATION
Ratios to Average Net
Assets:(2)
     Expenses                      0.73%        0.63%       1.00%       1.00%
     Expenses (gross) (3)          0.85%        0.76%       1.19%       1.25%
     Net Investment Income         5.05%        5.60%       0.16%       0.59%
Total Return                       7.96%        7.50%       20.97%     (7.76%)
Portfolio Turnover Rate           113.50%      377.36%     135.38%      36.95%
Net Assets at End of
Period (in thousands)             $65,676     $137,338     $26,426     $30,670
 ................................................................................

(1) Institutional Shares of the Funds commenced operations on the following dates: Government Bond Fund - March 29, 1998; Corporate Bond Fund - March 25, 1998; Growth Equity Fund - March 29, 1998 and Value Equity Fund - March 29, 1998.
(2) Annualized.
(3) Reflects expense ratio in absence of expense reimbursements and fee waivers.

FOR MORE INFORMATION


The following documents are available free upon request:


                                                                    GOVERNMENT
                ANNUAL/SEMI-ANNUAL REPORTS                           BOND FUND
  Additional information about the Funds' investments is          CORPORATE BOND
 available in the Funds' annual and semi-annual reports to             FUND
shareholders. In each Fund's annual report, you will find a        GROWTH EQUITY
discussion of the market conditions and investment strategies          FUND
  that significantly affected the Fund's performances during       VALUE EQUITY
                 their last fiscal year.                               FUND


         STATEMENT  OF  ADDITIONAL  INFORMATION  ("SAI")
  The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

 You can get free copies of both reports and the SAI, request other information and discuss your questions about the Funds by contacting your broker or the Funds at:

                       Memorial Funds
                     Two Portland Square
                    Portland, Maine 04101
                        888-263-5593


  You can also review the Funds' reports and SAIs at the Public
    Reference Room of the Securities and Exchange Commission.
   You can get copies, for a fee, by writing to the following:

                    Public Reference Room
              Securities and Exchange Commission                  Memorial Funds
                  Washington, D.C. 20549-6009                     P.O. Box 446
                                                                  Portland, ME
                                                                  04112
                                                                  888-263-5593

 Information  on the hours of  operation  of the  Public  Reference
   Room may be obtained  by calling  the  Commission  at  1-800-
   SEC-0330. Free copies of the reports and SAIs are available from the Commission's Internet website at

                      http://www.sec.gov.



            Investment Company Act File No. 811-8529.